Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
August 31, 2022
EPG-NPRT3-1022
1.805739.118
Common Stocks - 96.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 13.0%
Entertainment - 3.0%
Universal Music Group NV	3,489,875	69,302
Warner Music Group Corp. Class A	2,322,543	62,174
		131,476
Interactive Media & Services - 8.1%
Alphabet, Inc. Class A (a)	2,918,300	315,818
Bumble, Inc. (a)	372,300	9,326
Eventbrite, Inc. (a)	81,900	582
Meta Platforms, Inc. Class A (a)	108,939	17,749
Zoominfo Technologies, Inc. (a)	228,100	10,360
		353,835
Media - 1.9%
Charter Communications, Inc. Class A (a)	104,100	42,955
Innovid Corp. (a)(b)	242,614	890
Liberty Media Corp. Liberty Formula One Group Series C (a)	615,000	39,163
		83,008
TOTAL COMMUNICATION SERVICES		568,319
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.5%
Ferrari NV	120,411	23,439
XPeng, Inc. ADR (a)	19,500	361
		23,800
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A	1,696,244	18,693
Mister Car Wash, Inc. (a)(c)	733,200	7,266
		25,959
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	250,100	28,291
Flutter Entertainment PLC (a)	128,600	16,082
Wingstop, Inc. (c)	46,600	5,306
		49,679
Household Durables - 0.0%
Blu Investments LLC (a)(b)(d)	12,123,162	4
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	1,757,140	222,753
Lyft, Inc. (a)	163,500	2,408
Uber Technologies, Inc. (a)	1,491,723	42,902
		268,063
Multiline Retail - 0.1%
Dollarama, Inc.	33,600	2,046
Specialty Retail - 1.3%
Aritzia, Inc. (a)	89,600	2,914
Five Below, Inc. (a)	168,700	21,573
Floor & Decor Holdings, Inc. Class A (a)	52,100	4,239
TJX Companies, Inc.	150,200	9,365
Victoria's Secret & Co. (a)	535,400	17,904
		55,995
Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	30,717	19,821
On Holding AG	11,400	228
Samsonite International SA (a)(e)	8,160,900	19,950
		39,999
TOTAL CONSUMER DISCRETIONARY		465,545
CONSUMER STAPLES - 4.5%
Beverages - 3.9%
Boston Beer Co., Inc. Class A (a)	44,200	14,899
Constellation Brands, Inc. Class A (sub. vtg.)	99,100	24,384
Keurig Dr. Pepper, Inc.	640,600	24,420
Monster Beverage Corp. (a)	362,377	32,190
The Coca-Cola Co.	1,221,700	75,391
		171,284
Household Products - 0.6%
Reckitt Benckiser Group PLC	306,173	23,625
TOTAL CONSUMER STAPLES		194,909
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	717,100	18,114
Cactus, Inc.	112,700	4,502
Championx Corp.	236,400	5,156
Helmerich & Payne, Inc. (c)	112,600	4,814
ProPetro Holding Corp. (a)	351,400	3,219
TechnipFMC PLC (a)	66,700	546
		36,351
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd.	280,300	15,363
Cheniere Energy, Inc.	356,100	57,040
Denbury, Inc. (a)	96,800	8,608
New Fortress Energy, Inc.	251,800	14,441
Range Resources Corp.	512,500	16,841
Reliance Industries Ltd.	2,057,625	67,375
		179,668
TOTAL ENERGY		216,019
FINANCIALS - 5.3%
Banks - 0.1%
HDFC Bank Ltd.	135,292	2,479
M&T Bank Corp.	11,400	2,072
		4,551
Capital Markets - 2.9%
CME Group, Inc.	342,880	67,071
MarketAxess Holdings, Inc.	50,400	12,529
Moody's Corp.	24,000	6,828
Morningstar, Inc.	30,900	7,045
MSCI, Inc.	40,311	18,109
S&P Global, Inc.	42,000	14,792
		126,374
Insurance - 2.3%
American Financial Group, Inc.	164,210	20,966
Arthur J. Gallagher & Co.	243,231	44,163
BRP Group, Inc. (a)	273,400	8,585
Marsh & McLennan Companies, Inc.	173,200	27,949
		101,663
TOTAL FINANCIALS		232,588
HEALTH CARE - 18.1%
Biotechnology - 5.7%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	1,000,100	60
rights (a)(d)	1,000,100	60
Affimed NV (a)	337,485	884
Alnylam Pharmaceuticals, Inc. (a)	85,100	17,588
Applied Therapeutics, Inc. (a)	82,690	113
Beam Therapeutics, Inc. (a)(c)	36,600	1,998
Cytokinetics, Inc. (a)	116,100	6,149
EQRx, Inc. (a)	243,811	1,192
Erasca, Inc. (a)	95,000	857
Evelo Biosciences, Inc. (a)	268,200	587
Galapagos NV sponsored ADR (a)	255,500	12,790
Gamida Cell Ltd. (a)(c)	934,668	2,477
Hookipa Pharma, Inc. (a)	669,700	998
Innovent Biologics, Inc. (a)(e)	615,500	2,595
Insmed, Inc. (a)	467,789	11,517
Prelude Therapeutics, Inc. (a)	17,000	122
Regeneron Pharmaceuticals, Inc. (a)	67,257	39,080
Rubius Therapeutics, Inc. (a)	80,596	56
Seagen, Inc. (a)	160,400	24,748
Seres Therapeutics, Inc. (a)	235,000	1,208
Synlogic, Inc. (a)	670,500	671
Vertex Pharmaceuticals, Inc. (a)	416,912	117,469
Vor Biopharma, Inc. (a)	252,839	1,297
XOMA Corp. (a)(c)	236,800	4,708
		249,224
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp. (a)	299,900	27,021
Insulet Corp. (a)	5,000	1,277
Nevro Corp. (a)	38,600	1,749
Penumbra, Inc. (a)	37,386	6,138
		36,185
Health Care Providers & Services - 6.8%
Guardant Health, Inc. (a)	259,715	13,001
HealthEquity, Inc. (a)	689,300	45,549
Option Care Health, Inc. (a)	34,400	1,065
Tenet Healthcare Corp. (a)	50,400	2,848
UnitedHealth Group, Inc.	456,615	237,134
		299,597
Health Care Technology - 0.3%
Certara, Inc. (a)(c)	406,023	6,362
Doximity, Inc. (a)(c)	72,200	2,396
Simulations Plus, Inc. (c)	73,700	4,426
		13,184
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	40,696	1,343
Bio-Techne Corp.	33,300	11,049
Bruker Corp.	304,871	17,073
Codexis, Inc. (a)	365,704	2,564
Danaher Corp.	169,495	45,748
Nanostring Technologies, Inc. (a)	62,300	845
Thermo Fisher Scientific, Inc.	34,600	18,868
		97,490
Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc. (a)	156,900	2,496
AstraZeneca PLC sponsored ADR	384,300	23,973
Eli Lilly & Co.	207,487	62,501
Euroapi SASU (a)	1,808	28
Nuvation Bio, Inc. (a)	186,501	522
Revance Therapeutics, Inc. (a)	281,200	5,596
Sanofi SA	46,100	3,769
		98,885
TOTAL HEALTH CARE		794,565
INDUSTRIALS - 5.8%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	62,000	7,234
Northrop Grumman Corp.	69,400	33,173
The Boeing Co. (a)	220,800	35,383
		75,790
Electrical Equipment - 0.5%
Ballard Power Systems, Inc. (a)(c)	17,100	133
Bloom Energy Corp. Class A (a)(c)	87,000	2,211
Ceres Power Holdings PLC (a)(c)	1,117,000	8,424
Eaton Corp. PLC	35,300	4,823
Vestas Wind Systems A/S	215,400	5,390
		20,981
Machinery - 1.4%
Caterpillar, Inc.	93,800	17,326
Chart Industries, Inc. (a)(c)	45,400	8,801
Ingersoll Rand, Inc.	694,635	32,905
Parker Hannifin Corp.	10,600	2,809
		61,841
Professional Services - 1.5%
ASGN, Inc. (a)	98,000	9,477
CoStar Group, Inc. (a)	25,400	1,769
KBR, Inc.	876,936	42,356
Kforce, Inc.	42,200	2,309
Upwork, Inc. (a)	485,588	8,449
		64,360
Trading Companies & Distributors - 0.7%
Azelis Group NV	79,500	1,576
Ferguson PLC	264,500	30,684
		32,260
TOTAL INDUSTRIALS		255,232
INFORMATION TECHNOLOGY - 29.4%
Electronic Equipment & Components - 0.2%
Teledyne Technologies, Inc. (a)	26,100	9,614
IT Services - 1.4%
Cloudflare, Inc. (a)	208,454	13,043
MasterCard, Inc. Class A	42,727	13,859
MongoDB, Inc. Class A (a)	103,968	33,567
Snowflake, Inc. (a)	7,500	1,357
		61,826
Semiconductors & Semiconductor Equipment - 5.8%
Aixtron AG	457,400	10,747
Allegro MicroSystems LLC (a)	118,300	2,759
ASML Holding NV	35,851	17,565
eMemory Technology, Inc.	36,000	1,611
Enphase Energy, Inc. (a)	159,300	45,630
NVIDIA Corp.	336,384	50,774
NXP Semiconductors NV	50,700	8,344
Qualcomm, Inc.	475,592	62,907
Silicon Laboratories, Inc. (a)	7,520	942
SiTime Corp. (a)	76,600	8,151
SolarEdge Technologies, Inc. (a)	103,100	28,453
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,600	383
Universal Display Corp.	156,800	17,519
		255,785
Software - 17.1%
Adobe, Inc. (a)	224,491	83,834
Confluent, Inc. (a)(c)	233,600	6,391
Elastic NV (a)	3,012	253
Epic Games, Inc. (a)(b)(d)	3,289	3,059
GitLab, Inc.	11,400	683
HashiCorp, Inc.	176,300	6,232
HubSpot, Inc. (a)	19,600	6,606
Intuit, Inc.	87,262	37,678
Manhattan Associates, Inc. (a)	162,627	22,973
Microsoft Corp.	1,821,003	476,138
Oracle Corp.	519,500	38,521
Palo Alto Networks, Inc. (a)(c)	110,813	61,702
Volue A/S (a)	1,027,700	3,258
		747,328
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	1,358,790	213,629
TOTAL INFORMATION TECHNOLOGY		1,288,182
MATERIALS - 4.0%
Chemicals - 3.6%
Albemarle Corp.	205,971	55,192
CF Industries Holdings, Inc.	434,900	44,995
Sherwin-Williams Co.	191,794	44,515
The Chemours Co. LLC	390,400	13,168
		157,870
Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (a)	1,869,759	11,170
MP Materials Corp. (a)(c)	188,600	6,599
		17,769
TOTAL MATERIALS		175,639
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Prologis (REIT), Inc.	157,800	19,648
Welltower Op	28,200	2,162
		21,810
Real Estate Management & Development - 0.2%
Doma Holdings, Inc. (a)(b)	487,314	294
WeWork, Inc. (a)(c)	2,132,100	8,742
		9,036
TOTAL REAL ESTATE		30,846
UTILITIES - 0.3%
Electric Utilities - 0.2%
ORSTED A/S (e)	71,000	6,930
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	82,400	3,066
TOTAL UTILITIES		9,996
TOTAL COMMON STOCKS (Cost $2,962,283)		4,231,840

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(d)	111,100	508
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(d)	105,425	3
Software - 0.0%
ASAPP, Inc. Series C (a)(b)(d)	367,427	1,224
TOTAL INFORMATION TECHNOLOGY		1,227
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(d)	76,285	3,598
Series C3 (a)(b)(d)	95,356	4,497
Series C4 (a)(b)(d)	27,230	1,284
Series C5 (a)(b)(d)	53,844	2,539
		11,918
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,964)		13,653

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (f)	133,929,321	133,956
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	37,792,427	37,796
TOTAL MONEY MARKET FUNDS (Cost $171,752)		171,752

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $3,144,999)	4,417,245
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(33,098)
NET ASSETS - 100.0%	4,384,147

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,900,000 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,475,000 or 0.7% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	2,424
Blu Investments LLC	5/21/20	21
Doma Holdings, Inc.	3/02/21	4,873
ElevateBio LLC Series C	3/09/21	466
Epic Games, Inc.	3/29/21	2,911
Illuminated Holdings, Inc. Series C2	7/07/20	1,907
Illuminated Holdings, Inc. Series C3	7/07/20	2,861
Illuminated Holdings, Inc. Series C4	1/08/21	980
Illuminated Holdings, Inc. Series C5	6/16/21	2,326
Innovid Corp.	6/24/21	2,426

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	47,883	913,248	827,175	502	-	-	133,956	0.3%
Fidelity Securities Lending Cash Central Fund 2.34%	15,138	347,765	325,107	310	-	-	37,796	0.1%
Total	63,021	1,261,013	1,152,282	812	-	-	171,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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